Income taxes - Summary of Income/(loss) before provision for income taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Singapore	$ 2,679,481	$ 3,278,678	$ 4,038,905
PRC	(1,384,839)	190,990	966,691
Income before income taxes	$ 1,294,642	$ 3,469,668	$ 5,005,596